Advances to suppliers	12 Months Ended
Dec. 31, 2014
Advances to suppliers [Abstract]
Advances to suppliers

Note 6 - Advances to suppliers

Advances to suppliers as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013

Advances to Honesty Group	$-	$16,888
Advances to other suppliers	33	16,936
Advances to suppliers	$33	$33,824

The Company makes advances to Honesty Group and other vendors for inventory purchases.